Notes to the Statements of Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2025
Notes to the Statements of Comprehensive Loss [Abstract]
Schedule of Research and Development Expenses	A.Research and development expenses, net
	Year ended December 31,
	2025	2024	2023
Salary and related expenses (1)	13,176	13,586	12,962
Consulting and professional services	2,028	2,422	4,153
Subcontractors	993	641	2,406
Computer maintenance	872	996	827
Car maintenance	516	561	754
Depreciation and amortization	462	417	523
Office maintenance	372	347	400
Miscellaneous	479	427	836
Total	18,898	19,397	22,861
	51	145	354

(1)	Including share-based payment

Schedule of Selling and Marketing Expenses	B.Selling and marketing expenses, net
	Year ended December 31,
	2025	2024	2023
Investors relationship	1,532	2,477	2,108
Salary and related expenses	1,086	1,580	1,639
Miscellaneous	737	739	339
Less government grants (1)	-	-	(299)
Total	3,355	4,796	3,787

(1)	See Note 11B above.

Schedule of General and Administrative Expenses	C.General and administrative expenses
	Year ended December 31,
	2025	2024	2023
Salaries and related expenses (1)(2)	3,190	3,440	2,632
Consulting and professional services	3,341	4,094	3,343
Directors fees	320	343	330
Office expenses	42	63	51
Insurance	456	693	1,141
Miscellaneous	1,056	1,040	830
Total	8,405	9,673	8,327
	124	453	624
	1,950	2,260	1,926

(1)	Including share-based payment

(2)	Including salary of related party (See Note 18B below)